Subsequent events (Details)	Apr. 30, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Number Of MRNA Vaccines Doses	80,000,000
Outflow of resources, current liabilities		€ 357,734,000	€ 247,622,000
2020 GSK AGREEMENT | Minimum
Disclosure of non-adjusting events after reporting period [line items]
Outflow of resources, current liabilities		20,000,000
2020 GSK AGREEMENT | Maximum
Disclosure of non-adjusting events after reporting period [line items]
Outflow of resources, current liabilities		€ 30,000,000